Leases	12 Months Ended
Dec. 31, 2022
Disclosure Of Leases [Abstract]
Leases

9. Leases

The following table provides information about the Group’s right of use assets:

	2022	2021
	€	€
As of January 1,	243,251	—
Additions	303,734	301,965
Depreciation charges	(114,020)	(58,715)
As of December 31,	432,965	243,251

The following table provides information about the Group’s lease liabilities at December 31, 2022:

	2022	2021
	€	€
Office leases	(436,822)	(250,184)
Total lease liability	(436,822)	(250,184)
Current Portion	(187,404)	(99,432)
Non-current Portion	(249,418)	(150,752)

The following table provides information about the maturities of the Company’s lease liabilities at December 31, 2022:

Years ending December 31,	Operating Leases
2023	221,651
2024	160,576
2025	96,228
Thereafter	-
Total lease payments	478,455
Less: imputed interest	41,633
Total lease liabilities	436,822
Current lease liabilities	187,404
Long-term lease liabilities	249,418

Office leases consists of a lease agreement entered into on June 1, 2021 for office space in Lexington, United States of America, or the U.S., and a lease entered into on December 1, 2022, for offices in Leiden, The Netherlands. Both leases have lease terms of three years and were assessed as being long-term.

The average incremental borrowing rate applied to the lease liabilities was 7.77% during the twelve months ended December 31, 2022 (December 31, 2021: 2.91%). Depreciation expense of €114,020 and €58,715 for the for the years ended December 31, 2022 and 2021 was incurred and is reflected in general and administrative expenses as determined by the underlying activities.

The total expense related to short-term and low-value leases in 2022 was €333,949 (2021: €275,052; 2020: €119,627) and is included in facility, communication, and office expenses

Cash outflows related to leases during the years ended December 31, 2022 and 2021 were €119,527 and €57,649, respectively.